PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets	$ 34,740
Property, plant and equipment, acquisition	1,400,225	58,295
Freehold land and building [member]
IfrsStatementLineItems [Line Items]
Carrying amount of property pledged for bank borrowings	$ 937,700	$ 894,487